Accrued Liabilities and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)		Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accrued Expenses and Other Payables [Line Items]
Accrued payroll and welfare	[1]	$ 509,350	$ 396,104	$ 55,691	$ 491,009
Accrued expenses	[2]	549,536	427,354	1,159,049	319,486
Other payable	[3]	397,099	308,810	76,002	596,757
Total accrued liabilities and other payables		3,513,117	2,732,029	1,290,742	1,407,252
Related Party [Member]
Schedule of Accrued Expenses and Other Payables [Line Items]
Amount due to related parties	[4]	$ 2,057,132	$ 1,599,761

[1]	Includes salary and fees due to directors amounting to S$427,896 as of December 31, 2023, which was repaid in 2024, and S$55,348 (US$40,512) as of December 31, 2024 which was repaid in 2025, and S$509,095 (US$395,906) as of December 31, 2025 which shall be repaid in 2026, whereas the salaries were due and payout was postponed as agreed with the directors.
[2]	Accrued expenses mainly consist of accruals of estimated supplier costs for renovation projects, professional service fees and other costs incurred yet to bill. It also included the audit fee of US$155,000 that was expected to be paid in early 2026.
[3]	Other payable mainly consists of payable for other services and credit card balances for short-term operating expense payments made on behalf by the directors.
[4]	Amounts due to related parties amounted to S$2,057,132 (US$1,599,760), which consist of payments made on behalf of the Company of S$331,517 (US$257,809) and shareholder loans of S$1,725,615 (US$1,341,951). The shareholder loans are unsecured and repayable on demand.